DOCUMENT>
N-CSR
<SEQUENCE>1
<FILENAME>BBHPRIMENCSR.txt
BBH Prime Institutional Money Market Fund, Inc. 12-31-04 NCSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-10073

Name of Fund:  BBH Prime Institutional Money Market Fund, Inc.

Fund Address:  40 Water Street
               	Boston, MA  02109-3661

Name and address of agent for service:
	Nancy D. Osborn, Principal Financial Officer,
	BBH Prime Institutional Money Fund, Inc., 40 Water Street, Boston, MA,  02109
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/05

Date of reporting period: 07/01/04 - 12/31/04

Item 1 - Attach shareholder report

                        BBH PRIME INTSTITUTIONAL MONEY MARKET FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2004
						(unaudited)




ASSETS:

   Investment in BBH U.S. Money Market Portfolio
   (the "Portfolio"), at value                 				        $ 456,219,531
                                                                          -------------
LIABILITIES:
   Payables for:
    Dividends declared                                                        815,745
    Expense payment fee                                                        34,558
                                                                           -------------
      Total Liabilities                                                      850,303
                                                                           -------------
NET ASSETS, for 455,369,228 fund shares outstanding                         $ 455,369,228
                                                                            =============
Net Assets Consist of:
   Paid-in capital                                                          $ 455,369,228
                                                                            =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                                   $1.00
                                                                              =====

                             STATEMENT OF OPERATIONS
                   	FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
					(UNAUDITED)



INVESTMENT INCOME:
    Interest income allocated from Portfolio                                      $ 4,097,114
    Expenses allocated from Portfolio						      	(378,895)
                                                                                  -------------
      Net Investment Income Allocated from Portfolio				    		3,718,219
										  				-------------

EXPENSES:
Shareholder servicing fees										118,797
Administrative fees											106,919
Professional fees											 	14,519
Board of Directors fees											10,840
Accounting fees												4,000
Miscellaneous expenses											19,051
                                                                                  -------------


Total Expenses												274,126
                                                                                  -------------
Fees waived / reimbursed										(178,275)
Net Expenses												95,851
										 			     -------------
NET INVESTMENT INCOME                                                             $   3,622,368
                                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                           BBH PRIME INTSTITUTIONAL MONEY FUND
                       STATEMENT OF CHANGES IN NET ASSETS


														FOR THE SIX          		FOR THE
                                                                                	MONTHS ENDED            	YEAR ENDED
                                                                                	DECEMBER 31, 2004         	JUNE 30, 2004
(UNAUDITED)                                                                     	----------------- 		---------------
INCREASE (DECREASE) IN NET ASSETS:
    From Operations:
      Net investment income                                                       $  3,622,368  			$  4,888,872
    Dividends declared from net investment income                                    3,622,368)     			   (4,888,872)

    From Fund Share (Principal) Transactions at Net Asset Value
      of $1.00 per share:
        Fund shares sold                                                            512,266,365    			2,315,512,109
        Fund shares issued in reinvestment of dividends             1,019,675                        616,744
        Fund shares repurchased                                                    (499,989,606)  			(2,694,462,031)
                                                                                 ----------------- 			---------------
    Net increase (decrease) in net assets resulting from fund share
	 transactions                                                                13,296,434      			(378,333,178)
NET ASSETS:
      Beginning of year                                           442,072,794      			820,405,972
                                                                     ----------------- 		---------------
      End of period 		$     455,369,228	  			$   442,072,794
                                                  ===========			 ==========

   The accompanying notes are an integral part of these financial statements.

                           BBH PRIME INTSTITUTIONAL MONEY FUND
                              FINANCIAL HIGHLIGHTS
   SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                     PERIOD

                                               FOR THE PERIOD FROM
                     	     	                   	  											AUGUST 22, 2000
							FOR THE SIX											(COMMENCEMENT
							MONTHS ENDED										OF OPERATIONS
							DECEMBER 31, 			FOR THE YEARS ENDED					TO
							2004					JUNE 30							JUNE 30,
							(unuadited)			     2004              	2003      	2002   		2001
                                          -----------------	 -----------------    ------------- 	----------	   --------------
Net asset value, beginning of period	$	1.00			$	1.00 	      $	1.00        $    1.00      $      1.00

Income from investment operations:
    Net investment income        			0.01	 			0.01	          	0.01              0.02            0.05

Dividends to shareholders from net
    investment income                		(0.01) 			(0.01) 		(0.01)           (0.02)          (0.05)
    							   ----------------  	----------------    ------------- -----------------	------------
Net asset value, end of period 		$	1.00          	$		 1.00 $      1.00      $      1.00   	$   1.00
                                           ==============  		=================    ============= ================	============
Total return                   			0.77%			   0.93%	               1.42%          2.48%          4.98%

Ratios/Supplemental data(1):
    Net assets, end of period (000's omitted)      $455,369		$442,073 		     $820,406           $777,455         $687,205
    Ratio of expenses to average net assets(2)       0.20%(3)	0.19%            		0.16%          	 0.16%            0.16%(3)
    Ratio of net investment income to average
       net assets (2)             	 			1.52%(3)  	0.93%				1.40%			  2.28%          5.01%(3)

--------------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.


(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows.  The previous expense payment agreement commenced on August 22, 2000 and terminated on June 30, 2003, and the current expense payment agreement commenced on March 1, 2004:

    Ratio of expenses to average net assets             0.28%(3)  0.21%	   		0.17%	       		0.17%                 0.20%(3)
    Ratio of net investment income to average net assets1.44%(3)	0.91%	   		1.39%              	 2.27%                4.97%(3)

(3) Annualized



   The accompanying notes are an integral part of these financial statements.

                           BBH PRIME INTSTITUTIONAL MONEY FUND
                      	  NOTES TO FINANCIAL STATEMENTS
			         December 31, 2004
					(unaudited)



1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.
  BBH Prime Institutional Money Market Fund, Inc., formerly
  BBH Common Settlement Fund, (the "Fund" ) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, which was organized as a corporation under the laws of the State of Maryland on July 31, 2000.
  The Fund commenced operations on August 22, 2000.

     The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investments reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 15% at December 31, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

     The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. VALUATION OF INVESTMENTS. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

          B. INVESTMENT INCOME AND EXPENSES. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.


          C. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

          D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

2.   TRANSACTIONS WITH AFFILIATES.

     ADMINISTRATIVE FEES. The Fund has an administration agreement with Brown Brothers Harriman Trust Company, LLC. ("BBHTC"). Effective March 1, 2004 BBHTC receives a fee from the fund for administrative services calculated daily and paid monthly at an annual rate equivalent to 0.045% of the Fund's average net assets. Prior to March 1, 2004 BBHTC received a fee from the fund calculated daily and paid monthly at an annual rate equivalent to 0.01%
    of the Fund's average daily net assets.
 BBHTC has a sub-administration services
      agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC.
 For the six months ended December 31, 2004, the Fund incurred
 	$106,919 for administrative services.


       EXPENSE REIMBURSEMENT.  The Fund has an
 agreement with BBHTC for which BBHTC
agrees to waive its fees and/or make reimbursements
 to the Fund so that the Fund's
operating expenses (excluding interest, taxes,
 brokerage commissions and extraordinary
expenses of the Fund) do not exceed, in the
 aggregate, 0.20% of the Fund's average net assets. For the six months ended December 31, 2004,
 BBHTC reimbursed the Fund $178,275.

SHAREHOLDER SERVICING FEES. The Fund has a shareholder
 servicing agreement with
Brown Brothers Harriman ("BBH"). Effective March 1, 2004,
 BBH receives a fee from
the Fund calculated daily and paid monthly at an annual rate equivalent to 0.05% of
the Fund's average daily net assets.
For the six months ended December 31, 2004, the Fund incurred
$118,787 for such services.

BOARD OF DIRECTORS FEES. Each Director receives
 an annual fee as well as reimbursement
for reasonable out-of-pocket expenses from the Fund.

For the six months ended December 31, 2004, the Fund incurred $10,840 for Directors' fees.

ACCOUNTING FEES. The Fund has an accounting
 agreement with BBH for which BBH receives a fee calculated and paid monthly.
 For the six months ended December 31, 2004, the Fund incurred $4,000 for accounting fees.



BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
December 31, 2004 (unaudited)

EXAMPLE

As a shareholder of BBH Prime Institutional Money Market Fund, Inc.
(the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                       Beginning          Ending              During Period
                     Account Value     Account Value          July 1, 2004
                      July 1, 2004   December 31, 2004   to December 31, 2004(1)
                     -------------   -----------------   -----------------------
Actual .............     $1,000           $1,008                    1
Hypothetical(2) ....     $1,000           $1,024                    1

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

BREAKDOWN BY SECURITY TYPE
                                                                      Percent of
                                                    U.S. $ Value      Net Assets
                                                    ------------      ----------
BANK NOTES .....................................   $   99,626,114        3.2%
CERTIFICATES OF DEPOSIT ........................      334,936,136       10.9
COMMERCIAL PAPER ...............................    1,339,734,971       43.7
CORPORATE BONDS ................................      121,825,409        4.0
FOREIGN BOND ...................................       20,428,169        0.7
MUNICIPAL BOND .................................       35,700,000        1.1
U.S. GOVERNMENT AGENCY OBLIGATIONS .............      607,581,560       19.8
TIME DEPOSITS ..................................      502,300,000       16.4
OTHER ASSETS IN EXCESS OF LIABILITIES ..........        4,804,157        0.2
                                                   --------------      -----
NET ASSETS .....................................   $3,066,936,516      100.0%
                                                   ==============      =====

All data as of December 31, 2004. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------  ------------
              BANK NOTES (3.2%)
$ 39,700,000  BNP Paribas .....................  04/15/05  1.320% $   39,633,440
  35,000,000  SouthTrust Bank NA(1) ...........  03/14/05  2.430      34,993,424
  25,000,000  U.S. Bank NA ....................  03/11/05  1.200      24,999,250
                                                                  --------------
              Total Bank Notes ................                       99,626,114
                                                                  --------------

              CERTIFICATES OF DEPOSIT (10.9%)
  50,000,000  Bank of Montreal ................  01/31/05  2.330      50,000,000
  50,000,000  Barclays Bank, Plc ..............  02/04/05  2.280      50,000,470
  25,000,000  BNP Paribas .....................  02/02/05  2.270      25,000,000
  40,000,000  Royal Bank of Scotland ..........  02/23/05  1.330      39,993,150
  20,000,000  Societe Generale ................  05/31/05  2.000      20,000,000
  50,000,000  UBS AG (Stamford) ...............  03/14/05  1.205      49,942,516
  50,000,000  Washington Mutual, Inc. .........  01/31/05  2.350      50,000,000
  50,000,000  Wells Fargo Bank NA .............  01/24/05  2.020      50,000,000
                                                                  --------------
              Total Certificates of Deposit ...                      334,936,136
                                                                  --------------

              COMMERCIAL PAPER (43.7%)
  50,000,000  Bank of America Corp. ...........  01/28/05  2.260      49,915,250
  25,000,000  Bank of America Corp. ...........  02/01/05  2.000      24,956,945
  50,000,000  Bear Stearns & Co., Inc. ........  01/18/05  2.060      49,951,361
  47,500,000  Beta Financial Group, Inc. ......  01/14/05  1.880      47,467,753
  75,000,000  BMW U.S. Capital LLC ............  01/03/05  2.200      74,990,833
  25,000,000  CC (USA), Inc. ..................  01/25/05  2.020      24,966,333
  25,000,000  CC (USA), Inc. ..................  02/22/05  2.290      24,917,306
  25,000,000  CIT Group Holdings, Inc. ........  02/28/05  2.100      24,915,416
  25,000,000  CIT Group Holdings, Inc. ........  03/01/05  2.120      24,913,139
  50,290,000  City of Chicago, Illinois .......  01/10/05  2.174      50,262,664
  43,550,000  Columbia University .............  02/04/05  2.310      43,454,988
  25,000,000  Credit Suisse First Boston Corp.   02/04/05  2.030      24,952,069
  25,000,000  Credit Suisse First Boston Corp.   02/10/05  2.210      24,938,611
  50,000,000  Danske Corp. ....................  02/14/05  2.050      49,874,722
  50,000,000  Deutsche Bank AG ................  01/31/05  2.320      49,903,333
  15,000,000  Eli Lilly and Co. ...............  01/19/05  2.010      14,984,925
  25,000,000  Eli Lilly and Co. ...............  02/01/05  2.260      24,951,347
  25,000,000  General Electric Capital Corp. ..  02/17/05  2.260      24,926,236

   The accompanying notes are an integral part of these financial  statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)

December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------  ------------
              COMMERCIAL PAPER (continued)
$ 25,000,000  General Electric Capital Corp. ..  08/05/05  2.650% $   24,602,500
  50,000,000  Goldman Sachs Group, Inc. .......  01/05/05  1.360      49,992,445
  50,000,000  ING Funding LLC .................  02/03/05  2.020      49,907,417
  25,000,000  ING Funding LLC .................  02/10/05  2.200      24,938,889
  25,000,000  International Lease Finance Corp.  01/24/05  2.020      24,967,736
  25,000,000  International Lease Finance Corp.  02/07/05  2.290      24,941,160
  25,000,000  International Lease Finance Corp.  02/14/05  2.220      24,932,167
  50,000,000  Kittyhawk Funding Corp. .........  01/10/05  2.330      49,970,875
  25,000,000  Lloyds TSB Group, Plc ...........  03/17/05  1.960      24,897,917
  50,000,000  Morgan Stanley ..................  01/24/05  2.230      49,928,764
  25,000,000  National Rural Utilities
                Cooperative Finance Corp. .....  01/18/05  2.320      24,972,611
  25,000,000  National Rural Utilities
                Cooperative Finance Corp. .....  01/21/05  2.320      24,967,778
  30,000,000  Network Rail, Ltd. ..............  01/06/05  1.780      29,992,583
  25,000,000  Oesterreichische Nationalbank ...  02/18/05  2.080      24,930,667
  11,000,000  Regents of the University
  25,000,000    of California .................  01/06/05  2.000      10,996,944
  24,280,000  SBC Communications, Inc. ........  02/04/05  2.340      24,944,750
  20,372,000  Three Rivers Funding Corp. ......  01/03/05  2.240      24,276,979
  75,000,000  Three Rivers Funding Corp. ......  01/18/05  2.330      20,349,585
  50,000,000  UBS Finance, Ltd. ...............  01/03/05  2.180      74,990,917
  25,000,000  Variable Funding Capital Corp. ..  01/03/05  2.200      49,993,889
              Variable Funding Capital Corp. ..  01/04/05  2.320      24,995,167
                                                                  --------------
              Total Commercial Paper ..........                    1,339,734,971
                                                                  --------------
              CORPORATE BONDS (4.0%)
  11,645,000  Bank One Corp. ..................  08/01/05  7.625      11,970,051
  42,750,000  Citigroup, Inc.(1) ..............  02/07/05  2.280      42,753,955
  17,679,000  Citigroup, Inc. .................  12/01/05  6.750      18,280,214
  10,845,000  First Union Corp. ...............  08/18/05  7.550      11,165,580
  22,400,000  Norwest Corp. ...................  12/01/05  6.200      23,068,816
  14,600,000  SLM Corp. .......................  12/01/05  2.750      14,586,793
                                                                  --------------
              Total Corporate Bonds ...........                      121,825,409
                                                                  --------------
              FOREIGN BOND (0.7%)
  20,368,000  Providence of Quebec, Canada ....  01/19/05  8.625      20,428,169
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

  Principal                                   Maturity   Interest
   Amount                                       Date       Rate       Value
  ---------                                   --------   --------     -----
               MUNICIPAL BOND (1.1%)
$ 35,700,000 Los Angeles, California,
               Water & Power Revenue(1) ......  01/06/05  2.430% $   35,700,000
                                                                 ---------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS (19.8%)
  29,000,000 Federal Farm Credit Bank(1) .....  01/04/05  2.409      29,000,000
  40,000,000 Federal Farm Credit Bank(1) .....  01/05/05  2.259      40,000,000
  50,000,000 Federal Home Loan Bank(1) .......  01/25/05  2.338      49,998,282
  75,000,000 Federal Home Loan Bank(1) .......  03/21/05  2.450      74,993,419
  75,000,000 Federal Home Loan
               Mortgage Corp.(1) .............  01/01/05  2.220      74,998,721
  50,000,000 Federal Home Loan
               Mortgage Corp. ................  01/24/05  1.930      49,938,348
  42,206,000 Federal Home Loan
               Mortgage Corp. ................  03/01/05  2.000      42,067,658
  94,025,000 Federal National
               Mortgage Assoc.(1) ............  01/04/05  2.419      94,025,000
 100,000,000 Federal National
               Mortgage Assoc ................  01/05/05  1.975      99,978,057
  25,000,000 Federal National
               Mortgage Assoc ................  07/15/05  7.000      25,641,263
  27,700,000 Federal National
               Mortgage Assoc ................  12/09/05  2.885      26,940,812
                                                                 ---------------
             Total U.S. Government
               Agency Obligations ............                      607,581,560
                                                                 ---------------
             TIME DEPOSITS (16.4%)
  75,000,000 Bank of Montreal ................  01/03/05  1.375      75,000,000
  25,000,000 Bank of Montreal ................  01/03/05  1.000      25,000,000
  75,000,000 BNP Paribas .....................  01/03/05  1.250      75,000,000
  75,000,000 Deutsche Bank AG ................  01/03/05  2.250      75,000,000
  27,300,000 Dresdner Bank ...................  01/03/05  0.500      27,300,000
  50,000,000 ING Bank ........................  01/03/05  2.280      50,000,000
 125,000,000 Royal Bank of Canada ............  01/03/05  2.250     125,000,000
  50,000,000 Societe Generale ................  01/03/05  2.125      50,000,000
                                                                 ---------------
             Total Time Deposits .............                      502,300,000
                                                                 ---------------
TOTAL INVESTMENTS, AT AMORTIZED COST..........             99.8% $3,062,132,359
OTHER ASSETS IN EXCESS OF LIABILITIES.........              0.2       4,804,157
                                                          -----  --------------
NET ASSETS....................................            100.0% $3,066,936,516
                                                          =====  ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest rate payment date). The yield shown represents the December 31, 2004 coupon rate.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

ASSETS:
  Investments, at amortized cost .......................          $3,062,132,359
  Interest receivable ..................................               6,095,020
  Prepaid expenses .....................................                  38,543
                                                                  --------------
    Total Assets .......................................           3,068,265,922
                                                                  --------------
LIABILITIES:
  Due to bank ............................................               895,225
  Payables for:
    Investment advisory fees .............................               261,591
    Administrative fees ..................................                91,557
    Custody and accounting fees ..........................                40,000
    Board of Trustees' fees ..............................                26,431
  Accrued expenses and other liabilities .................                14,602
                                                                  --------------

      Total Liabilities ..................................             1,329,406
                                                                  --------------
NET ASSETS ...............................................        $3,066,936,516
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended December 31, 2004 (unaudited)
(expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
     Interest ...........................................          $ 26,512,078
                                                                   ------------
   Expenses:
     Investment advisory fees ...........................             1,544,903
     Administrative fees ................................               540,716
     Custody and accounting fees ........................               263,851
     Board of Trustees' fees ............................                91,403
     Miscellaneous expenses .............................                39,936
                                                                   ------------
       Total Expenses ...................................             2,480,809
       Fees paid indirectly .............................               (19,627)
                                                                   ------------
       Net Expenses .....................................             2,461,182
                                                                   ------------
   Net Investment Income ................................          $ 24,050,896
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (expressed in U.S. dollars)

                                                For the six
                                               months ended          For the
                                             December 31, 2004      year ended
                                                (unaudited)       June 30, 2004
                                             ----------------- -  -------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income .................  $     24,050,896  $     29,089,429
  Capital Transactions:
    Proceeds from contributions ...........     4,026,813,740     9,821,500,707
    Value of withdrawals ..................    (3,855,089,628)  (10,401,093,623)
                                             ----------------  ----------------
      Net increase (decrease) in net assets
        resulting from capital
        transactions ......................       171,724,112      (579,592,916)
                                             ----------------  ----------------
      Total increase (decrease) in
        net assets ........................       195,775,008      (550,503,487)

NET ASSETS:
  Beginning of year .......................     2,871,161,508     3,421,664,995
                                             ----------------  ----------------
  End of period ...........................  $  3,066,936,516  $  2,871,161,508
                                             ================  ================

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                             For the six
                             months ended
                              December 31,                            For the years ended June 30,
                                  2004            ---------------------------------------------------------------------
                              (unaudited)            2004            2003           2002           2001         2000
                               ----------         ----------      ----------     ----------     ----------   ----------
Total return ..............          0.81%              0.99%           1.44%          2.47%          5.95%        5.70%
Ratios/Supplemental data:
   Net assets, end
     of period
     (000's omitted) ......    $3,066,937         $2,871,162      $3,421,665     $2,873,581     $2,358,010   $1,602,484
   Expenses as a percentage

     of average net assets:
     Net expenses paid
       by Portfolio .......          0.16%(1)           0.16%           0.15%          0.16%          0.15%        0.21%
     Expense offset
       arrangement ........          0.00%(1)(2)        0.00%(2)        0.00%(2)       0.00%(2)       0.01%          --
                               ----------         ----------      ----------     ----------     ----------   ----------
       Total expenses .....          0.16%(1)           0.16%           0.15%          0.16%          0.16%        0.21%
   Ratio of net investment
     income to average net
     assets ...............          1.56%              0.95%           1.40%          2.39%          5.64%        5.60%

----------
(1)   Annualized.

(2)   Amount is less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

1. Organization and Accounting Policies. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.


      A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

      C. Federal Income Taxes. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At December 31, 2004, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

      D.    Other.  Investment  transactions  are  accounted for on a trade date
            basis.   Realized  gains  and  losses,   if  any,  from   investment
            transactions are determined on the basis of identified cost.

2.    Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the six months ended December 31, 2004, the Portfolio incurred $1,544,903 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the six months ended December 31, 2004, the Portfolio incurred $540,716 for administrative services.

BBH U.S. MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2004 (unaudited)
(expressed in U.S. dollars)

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended December 31, 2004, the Portfolio incurred $91,403 for the Trustees' fees.

      Custody and Accounting Fees. BBH acts as a custodian and shall be entitled to receive a custody and accounting fee which is calculated and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.05% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the six months ended December 31, 2004, the Portfolio incurred $263,851 for custody and accounting services. These fees were reduced by $19,627 as a result of an expense offset arrangement with the Portfolio's custodian.

      Due to Bank. The Portfolio was overdrawn $895,225 on December 31, 2004. Under the custody agreement with BBH, BBH will make overnight loans to the Portfolio to cover overdrafts.



ITEM 2. CODE OF ETHICS


(a)	The registrant has adopted
                  a code of ethics that applies to the
                  registrant's principal executive officer, principal financial officer, principal accounting officer or controller or
                persons performing similar functions.

(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics
            referenced in Item 2(a) of
            this Form N-CSR is available
            and can be mailed, free of
            charge, to anyone by
            calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of
           Trustees board has
           designated two members
           of the audit committee
           as financial experts.
    (2) The following
          Trustees have been
          designated as audit
          committee financial
          experts by the
          Board of Trustees:
          independent audit
          committee members
         Arthur Miltenberger and
         David Feldman are
 the designated audit
committee financial experts.
    (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
N/A for 12-31, required for Annual Filings only.

(a)	Audit Fees N/A for 12-31 required for Annual Filings only

(b)	Audit-Related Fees N/A for 12-31 required for Annual Filings only

(c) 	Tax Fees N/A for 12-31 required for Annual Filings only


(d)	All Other Fees N/A for 12-31 required for Annual Filings only


(e)	(1) Pre-approval policies.
	(2) N/A for 12-31 required for Annual Filings only
(f)	N/A for 12-31 required for Annual Filings only
(g)	N/A for 12-31 required for Annual Filings only
(h)	N/A for 12-31 required for Annual Filings only

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Trust has a separately
     designated audit committee.
     The members of the audit
     committee are:
     Eugene P. Beard ,Richard Carpenter,
    David P. Feldman, Alan G. Lowy
    and Arthur D. Miltenberger.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGER OF
        CLOSED-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Prime Institutional Noney Fund, Inc. ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: March 3, 2005


/s/ John A. Nielsen
=====================
John A. Nielsen
President - Principal Executive Officer



I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-CSR of BBH Prime Institutional Money Fund, Inc. ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: March 3, 2005



/s/ Nancy D. Osborn
====================
Nancy D. Osborn
Treasurer - Principal Financial Officer



                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of BBH Common Settlement Fund, Inc. ("registrant"), hereby certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended 12/31/04 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities and Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects,the financial condition and results of operations of the Registrant.


Dated: March 3, 2005


/s/John A. Nielsen
==================
John A. Nielsen
Title: President, Principal Executive Officer





Dated: March 3, 2005


/s/ Nancy Osborn
=================
Nancy Osborn
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Prime Institutional Money Fund, Inc.
             -------------------------------------


By (Signature and Title /s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)
Date:  March 3, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Nancy D. Osborn
                          ------------------------------------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:  March 3, 2005

* Print name and title of each signing officer under his or her signature.




BBH Prime Institutional Money Fund December 2004 NCSR page 28 of 28 pages